Equity Transactions - Distribution policy (Details) - GasLog Partners LP - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	11 Months Ended	21 Months Ended
	Nov. 27, 2018	Mar. 31, 2019	Nov. 26, 2018	Dec. 31, 2020
Minimum Quarterly Distribution | Maximum
Total Quarterly Distribution Target Amount		$ 0.375	$ 0.375
First Target Distribution | Minimum
Total Quarterly Distribution Target Amount		0.375	0.375
First Target Distribution | Maximum
Total Quarterly Distribution Target Amount		0.43125	0.43125
Second Target Distribution | Minimum
Total Quarterly Distribution Target Amount		0.43125	0.43125
Second Target Distribution | Maximum
Total Quarterly Distribution Target Amount		0.46875	0.46875
Third Target Distribution | Minimum
Total Quarterly Distribution Target Amount			0.46875
Third Target Distribution | Maximum
Total Quarterly Distribution Target Amount			0.5625
Thereafter | Minimum
Total Quarterly Distribution Target Amount		$ 0.46875	$ 0.5625
Common shares/units
Marginal percentage interest in distributions				98.00%
Common shares/units | Minimum Quarterly Distribution
Marginal percentage interest in distributions		98.00%	98.00%
Common shares/units | First Target Distribution
Marginal percentage interest in distributions		98.00%	98.00%
Common shares/units | Second Target Distribution
Marginal percentage interest in distributions		85.00%	85.00%
Common shares/units | Third Target Distribution
Marginal percentage interest in distributions			75.00%
Common shares/units | Thereafter
Marginal percentage interest in distributions		75.00%	50.00%
General partner units
Marginal percentage interest in distributions				2.00%
General partner units | Minimum Quarterly Distribution
Marginal percentage interest in distributions		2.00%	2.00%
General partner units | First Target Distribution
Marginal percentage interest in distributions		2.00%	2.00%
General partner units | Second Target Distribution
Marginal percentage interest in distributions		2.00%	2.00%
General partner units | Third Target Distribution
Marginal percentage interest in distributions			2.00%
General partner units | Thereafter
Marginal percentage interest in distributions		2.00%	2.00%
IDRs
Payment in exchange for waiving of rights	$ 25,000
Marginal percentage interest in distributions	48.00%
IDRs | Minimum Quarterly Distribution
Marginal percentage interest in distributions		0.00%	0.00%
IDRs | First Target Distribution
Marginal percentage interest in distributions		0.00%	0.00%
IDRs | Second Target Distribution
Marginal percentage interest in distributions		13.00%	13.00%
IDRs | Third Target Distribution
Marginal percentage interest in distributions			23.00%
IDRs | Thereafter
Marginal percentage interest in distributions		23.00%	48.00%